UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Aurora Horizons Fund
Consolidated Schedule of Investments
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 49.41%
Aerospace & Defense - 2.97%
CAE, Inc. (a)	54,372	$617,230
Precision Castparts Corp. (e)	9,334	2,161,195
Triumph Group, Inc. (e)	24,045	963,002
		3,741,427

Air Freight & Logistics - 0.15%
FedEx Corp.	1,201	190,407

Airlines - 0.96%
United Continental Holdings, Inc. (b)	21,647	1,206,387

Auto Components - 3.93%
American Axle & Manufacturing Holdings, Inc. (b)	27,035	615,317
Cie Generale des Etablissements Michelin (a)	4,218	422,923
GKN PLC (a)	36,301	164,291
Goodyear Tire & Rubber Co. (e)	39,803	1,388,329
Koito Manufacturing Co. Ltd. (a)	15,800	641,755
Lear Corp.	5,533	696,605
Magna International, Inc. (a)	11,549	524,786
NGK Spark Plug Co. Ltd. (a)	17,900	487,851
		4,941,857

Beverages - 0.37%
Heineken NV (a)	5,269	468,514

Biotechnology - 0.17%
Baxalta, Inc.	6,353	218,416

Capital Markets - 0.43%
GAM Holding AG (a)	31,025	538,267

Chemicals - 3.23%
Air Products & Chemicals, Inc.	6,009	822,572
Akzo Nobel NV (a)	4,902	348,663
Arkema SA (a)	4,743	341,714
FMC Corp. (e)	34,126	1,466,394
LyondellBasell Industries NV (a)(e)	11,262	1,079,125
		4,058,468

Commercial Services & Supplies - 0.50%
Secom Co. Ltd. (a)	9,166	628,217

Consumer Finance - 0.40%
Synchrony Financial (b)	15,890	505,779

Containers & Packaging - 1.25%
Owens-Illinois, Inc. (b)(e)	81,708	1,576,147

Diversified Financial Services - 1.19%
ASX Ltd. (a)	16,918	506,412
Far East Horizon Ltd. (a)	644,818	559,703
First Pacific Co. Ltd. (a)	700,985	435,773
		1,501,888

Diversified Telecommunication Services - 1.16%
Swisscom AG (a)	504	248,363
Verizon Communications, Inc. (e)	26,707	1,213,833
		1,462,196

Electronic Equipment, Instruments & Components - 1.32%
Anixter International, Inc. (b)	9,062	617,666
Ingram Micro, Inc. (e)	33,554	1,037,825
		1,655,491

Energy Equipment & Services - 1.40%
Baker Hughes, Inc.	3,448	186,433
Forbes Energy Services Ltd. (b)(g)	15,666	5,796
Halliburton Co. (e)	27,537	1,097,350
John Wood Group PLC (a)	56,274	473,350
		1,762,929

Food Products - 1.71%
Aryzta AG (a)	12,265	576,146
Kerry Group PLC (a)	8,249	665,773
The Kraft Heinz Co.	12,317	907,640
		2,149,559

Gas Utilities - 0.57%
Rubis SCA (a)	8,983	714,194

Health Care Equipment & Supplies - 2.22%
Baxter International, Inc.	21,557	811,621
BioMerieux (a)	5,160	592,063
Medtronic PLC (a)(e)	8,399	632,781
STERIS PLC (a)	7,925	605,311
Zimmer Biomet Holdings, Inc.	1,453	146,768
		2,788,544

Health Care Providers & Services - 3.28%
Cigna Corp.	1,971	266,046
Express Scripts Holding Co. (b)	4,931	421,502
Fresenius SE & Co. KGaA (a)	4,067	298,597
Humana, Inc.	660	111,316
McKesson Corp. (e)	5,078	961,519
Orpea (a)	8,275	651,610
Sonic Healthcare Ltd. (a)	42,335	622,438
UDG Healthcare PLC (a)	96,524	786,473
		4,119,501

Hotels, Restaurants & Leisure - 0.24%
Starwood Hotels & Resorts Worldwide, Inc.	4,223	303,380

Household Durables - 0.21%
Sony Corp. - ADR	10,064	260,859

Industrial Conglomerates - 0.58%
DCC PLC (a)	8,149	732,707

Insurance - 0.75%
The Chubb Corp.	7,187	938,119

Internet & Catalog Retail - 0.77%
Amazon.com, Inc. (b)	718	477,326
Priceline Group, Inc. (b)(e)	395	493,296
		970,622

Internet Software & Services - 1.44%
Alphabet, Inc. - Class C (b)(e)	1,726	1,281,727
Open Text Corp. (a)	10,976	533,246
		1,814,973

IT Services - 1.83%
Atos SE (a)	5,459	446,938
Cognizant Technology Solutions Corp. (b)(e)	7,434	480,087
Itochu Techno-Solutions Corp. (a)	13,100	270,620
Nomura Research Institute Ltd. (a)	14,336	542,147
Transcosmos, Inc. (a)	22,635	561,738
		2,301,530

Life Sciences Tools & Services - 0.41%
Thermo Fisher Scientific, Inc. (e)	3,711	513,602

Machinery - 1.85%
Crane Co.	10,295	535,546
Kurita Water Industries Ltd. (a)	15,800	341,028
Oshkosh Corp.	14,485	635,312
SKF AB (a)	15,112	263,539
Spirax-Sarco Engineering PLC (a)	11,692	549,408
		2,324,833

Media - 1.28%
CBS Corp.	3,637	183,596
DISH Network Corp. (b)	7,822	490,518
Liberty Global PLC - Class A (a)(b)	1,426	60,477
Liberty Global PLC - Class C (a)(b)	7,121	291,961
Liberty Global PLC LiLAC - Class A (a)(b)	129	4,844
Liberty Global PLC LiLAC - Class C (a)(b)	356	13,962
Time Warner Cable, Inc.	3,046	562,809
		1,608,167

Metals & Mining - 0.57%
Rio Tinto PLC (e) - ADR	21,585	714,032

Oil, Gas & Consumable Fuels - 3.67%
Anadarko Petroleum Corp. (e)	9,395	562,760
Apache Corp.	1,840	90,491
ConocoPhillips (e)	8,825	476,991
EOG Resources, Inc.	4,086	340,895
Kinder Morgan, Inc.	25,573	602,756
Noble Energy, Inc. (e)	19,256	706,118
Pioneer Natural Resources Co. (e)	8,844	1,280,169
Valero Energy Corp. (e)	7,755	557,274
		4,617,454

Pharmaceuticals - 0.86%
Allergan PLC (a)(b)	2,075	651,322
Pfizer, Inc.	6,016	197,144
Teva Pharmaceutical Industries Ltd. - ADR	3,677	231,394
		1,079,860

Professional Services - 0.59%
Teleperformance (a)	8,882	738,352

Road & Rail - 1.42%
CSX Corp.	34,277	974,495
Union Pacific Corp.	9,708	814,987
		1,789,482

Semiconductors & Semiconductor Equipment - 1.97%
Altera Corp. (e)	7,958	420,182
Broadcom Corp. (e)	27,606	1,508,116
Maxim Integrated Products, Inc.	8,414	326,211
NXP Semiconductors NV (a)(b)	2,424	226,547
		2,481,056

Software - 0.22%
VMware, Inc. (b)(e)	4,506	276,713

Specialty Retail - 0.73%
AutoZone, Inc. (b)(e)	672	526,694
Hotel Shilla Co. Ltd. (a)	5,088	397,620
		924,314

Technology Hardware, Storage & Peripherals - 1.17%
EMC Corp.	10,717	271,569
Hewlett Packard Enterprise Co. (e)	23,701	352,197
HP, Inc.	16,540	207,412
Western Digital Corp.	10,247	639,515
		1,470,693

Trading Companies & Distributors - 0.86%
Brammer PLC (a)	127,627	301,782
WESCO International, Inc. (b)(e)	16,246	780,621
		1,082,403

Transportation Infrastructure - 0.52%
SATS Ltd. (a)	233,084	652,711

Wireless Telecommunication Services - 0.26%
T-Mobile US, Inc. (b)	9,060	321,630
TOTAL COMMON STOCKS (Cost $60,320,728)		62,145,680

EXCHANGE-TRADED FUNDS - 7.02%
iShares Russell 1000 Growth ETF	41,917	4,250,384
Powershares QQQ Trust Series 1	37,370	4,260,927
SPDR S&P Oil & Gas Exploration & Production ETF	8,512	316,051
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,264,509)		8,827,362

	Principal
	Amount
CORPORATE BONDS - 1.60%
Chemicals - 0.06%
Hexion, Inc.
10.000%, 04/15/2020	$100,000	80,750

Diversified Consumer Services - 0.10%
Cenveo Corp.
6.000%, 08/01/2019 (f)	165,000	123,750

Diversified Financial Services - 0.18%
Harland Clarke Holdings Corp.
9.750%, 08/01/2018 (f)(g)	225,000	221,344

Electrical Equipment - 0.20%
Interface Master Holdings, Inc.
12.500%, 08/01/2018 (f)	256,000	249,600

Health Care Providers & Services - 0.03%
InVentiv Health, Inc.
10.000%, 08/15/2018	43,000	40,312

Media - 0.30%
Postmedia Network, Inc.
12.500%, 07/15/2018 (a)(g)	397,000	379,135

Oil, Gas & Consumable Fuels - 0.73%
DCP Midstream LLC
9.750%, 03/15/2019 (f)	223,000	239,053
NGPL PipeCo LLC
9.625%, 06/01/2019 (f)	383,000	335,125
Talisman Energy, Inc.
5.850%, 02/01/2037 (a)	28,000	23,989
6.250%, 02/01/2038 (a)	175,000	143,814
5.500%, 05/15/2042 (a)	140,000	112,075
Westmoreland Coal Co.
8.750%, 01/01/2022 (f)	90,000	59,625
		913,681
TOTAL CORPORATE BONDS (Cost $2,200,840)		2,008,572

MUNICIPAL BONDS - 0.42%
Ohio - 0.39%
Northeast Ohio Regional Sewer District
4.000%, 11/15/2049	45,000	45,677
Ohio University
5.590%, 12/01/2114	410,000	441,398
		487,075

Puerto Rico - 0.03%
Puerto Rico Highways & Transportation Authority
5.550%, 07/01/2018	25,000	21,653
5.850%, 07/01/2025	25,000	20,189
		41,842
TOTAL MUNICIPAL BONDS (Cost $496,212)		528,917

BANK LOANS - 0.18%
Jonah Energy LLC
7.500%, 05/12/2021	202,844	151,118
Toys "R" Us, Inc.
9.750%, 04/09/2020	107,448	82,915
TOTAL BANK LOANS (Cost $281,602)		234,033

PURCHASED OPTIONS - 0.42%	Contracts
Call Options - 0.32%
Aetna, Inc.
Expiration: January 2016, Exercise Price $130.00	10	140
Expiration: April 2016, Exercise Price $100.00	52	52,520
Avago Technologies Ltd.
Expiration: January 2016, Exercise Price $120.00 (a)	34	46,920
Expiration: March 2016, Exercise Price $120.00 (a)	11	20,592
Cigna Corp.
Expiration: January 2016, Exercise Price $140.00	14	3,640
Expiration: January 2016, Exercise Price $155.00	27	810
Delta Air Lines, Inc.
Expiration: December 2015, Exercise Price $50.00	22	462
DISH Network Corp.
Expiration: December 2015, Exercise Price $65.00	26	2,600
eBay, Inc.
Expiration: January 2016, Exercise Price $50.00	70	97,825
Energy Select Sector SPDR Fund
Expiration: January 2016, Exercise Price $70.00	120	17,040
FedEx Corp.
Expiration: January 2016, Exercise Price $145.00	47	71,440
Financial Select Sector SPDR Fund
Expiration: January 2016, Exercise Price $24.00	251	21,586
Expiration: February 2016, Exercise Price $25.00	183	8,967
Macy's, Inc.
Expiration: January 2016, Exercise Price $75.00	20	40
Market Vectors Semiconductor ETF
Expiration: February 2016, Exercise Price $55.00	27	5,400
NXP Semiconductors NV
Expiration: January 2016, Exercise Price $87.50	40	32,800
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: January 2016, Exercise Price $40.00	201	20,904
Valeant Pharmaceuticals International, Inc.
Expiration: December 2015, Exercise Price $115.00	6	240
Expiration: December 2015, Exercise Price $120.00	6	180
		404,106
Put Options - 0.10%
Aetna, Inc.
Expiration: January 2016, Exercise Price $110.00	6	5,412
Apple, Inc.
Expiration: February 2016, Exercise Price $115.00	36	15,732
Avago Technologies Ltd.
Expiration: January 2016, Exercise Price $125.00 (a)	6	3,960
Consumer Discretionary Select Sector SPDR Fund
Expiration: December 2015, Exercise Price $60.00 (d)	45	68
Expiration: December 2015, Exercise Price $73.00 (d)	45	450
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: December 2015, Exercise Price $75.00 (d)	135	675
Expiration: December 2015, Exercise Price $84.00 (d)	135	20,519
iShares MSCI EAFE ETF
Expiration: December 2015, Exercise Price $40.00 (d)	120	180

Expiration: December 2015, Exercise Price $45.00 (d)	120	180
Expiration: December 2015, Exercise Price $55.00 (d)	120	600
iShares U.S. Real Estate ETF JDR
Expiration: December 2015, Exercise Price $50.00 (d)	100	150
Expiration: December 2015, Exercise Price $66.00 (d)	100	750
Expiration: December 2015, Exercise Price $75.00	229	26,106
S&P 500 Index
Expiration: December 2015, Exercise Price $2,050.00	10	16,550
Expiration: December 2015, Exercise Price $2,075.00	6	14,316
SPDR S&P 500 ETF Trust
Expiration: December 2015, Exercise Price $160.00 (d)	150	450
Expiration: December 2015, Exercise Price $170.00 (d)	150	600
Expiration: December 2015, Exercise Price $200.00 (d)	150	13,050
		119,748
TOTAL PURCHASED OPTIONS (Cost $619,402)		523,854

	Principal
	Amount
SHORT-TERM INVESTMENTS - 38.28%
Money Market Funds - 38.28%
STIT-STIC Prime Portfolio, 0.080% (c)(d)(e)	$24,028,281	24,028,281
STIT-Treasury Portfolio, 0.020% (c)(d)(e)	24,117,931	24,117,931
TOTAL SHORT-TERM INVESTMENTS (Cost $48,146,212)		48,146,212

Total Investments (Cost $120,329,505) - 97.33%		122,414,630
Other Assets in Excess of Liabilities - 2.67%		3,359,383
TOTAL NET ASSETS - 100.00%		$125,774,013

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Foreign issued Security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of November 30, 2015.
(d)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.
(e)
All or a portion of this security is pledged as collateral for securities sold short and derivative instruments including written options, swaps, forwards, futures with an aggregate fair value of $29,386,796.

(f)
Securities issued pursuant to Rule 144A under the Securities Act of 1933.  Such securities are deemed to be liquid, unless otherwise noted, and the aggregate value, $1,228,497, represents 0.98% of net assets.

(g)	Illiquid securities. The total market value of these securities was $606,275, representing 0.48% of net assets.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Aurora Horizons Fund
Consolidated Schedule of Securities Sold Short
November 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS
Aerospace & Defense
Boeing Co.	(1,619)	$(235,484)
United Technologies Corp.	(1,408)	(135,238)
		(370,722)

Air Freight & Logistics
FedEx Corp.	(1,958)	(310,421)
United Parcel Service, Inc.	(2,216)	(228,270)
		(538,691)

Automobiles
Toyota Motor Corp. - ADR	(1,090)	(135,618)

Chemicals
Air Products & Chemicals, Inc.	(1,808)	(247,497)
EI Du Pont de Nemours & Co.	(2,307)	(155,353)
Monsanto Co.	(2,768)	(263,403)
Praxair, Inc.	(1,403)	(158,258)
The Sherwin-Williams Co.	(337)	(93,036)
		(917,547)

Communications Equipment
Motorola Solutions, Inc.	(2,321)	(166,601)

Electronic Equipment, Instruments & Components
Corning, Inc.	(45,989)	(861,374)

Energy Equipment & Services
National Oilwell Varco, Inc.	(31,964)	(1,193,536)
Schlumberger Ltd. (a)	(16,497)	(1,272,743)
		(2,466,279)

Food & Staples Retailing
Walgreens Boots Alliance, Inc.	(3,333)	(280,072)

Health Care Equipment & Supplies
Abbott Laboratories	(3,237)	(145,406)
Baxter International, Inc.	(5,305)	(199,733)
Stryker Corp.	(2,932)	(282,821)
		(627,960)

Health Care Providers & Services
Aetna, Inc.	(5,908)	(607,047)
AmerisourceBergen Corp.	(2,047)	(201,916)
Anthem, Inc.	(2,934)	(382,535)
Cardinal Health, Inc.	(2,573)	(223,465)
DaVita Healthcare Partners, Inc.	(3,673)	(268,276)
HCA Holdings, Inc.	(2,097)	(142,722)
		(1,825,961)

Industrial Conglomerates
3M Co.	(2,681)	(419,791)
Danaher Corp.	(1,601)	(154,321)
General Electric Co.	(10,998)	(329,280)
		(903,392)

Insurance
ACE Ltd. (a)	(4,327)	(496,956)
Aon PLC (a)	(1,979)	(187,490)
		(684,446)

Internet & Catalog Retail
Netflix, Inc.	(2,809)	(346,434)

Internet Software & Services
LinkedIn Corp.	(2,002)	(486,706)

IT Services
Accenture PLC (a)	(3,228)	(346,106)
Infosys Ltd. - ADR	(60,821)	(1,014,495)
International Business Machines Corp.	(4,217)	(587,934)
		(1,948,535)

Machinery
Caterpillar, Inc.	(7,154)	(519,738)
Cummins, Inc.	(2,708)	(271,802)
Parker-Hannifin Corp.	(6,009)	(628,902)
		(1,420,442)

Media
The Walt Disney Co.	(1,391)	(157,837)

Oil, Gas & Consumable Fuels
Chevron Corp.	(8,937)	(816,127)
Devon Energy Corp.	(6,409)	(294,878)
Hess Corp.	(9,722)	(573,598)
Marathon Petroleum Corp.	(8,124)	(474,523)
Occidental Petroleum Corp.	(8,041)	(607,819)
		(2,766,945)

Pharmaceuticals
Allergan PLC (a)	(101)	(31,703)
Johnson & Johnson	(904)	(91,521)
		(123,224)

Road & Rail
Norfolk Southern Corp.	(2,341)	(222,535)

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd. (a)	(3,385)	(441,573)
Skyworks Solutions, Inc.	(3,290)	(273,136)
		(714,709)

Software
Activision Blizzard, Inc.	(4,525)	(170,411)
Adobe Systems, Inc.	(7,864)	(719,241)
Electronic Arts, Inc.	(8,944)	(606,314)
Microsoft Corp.	(3,850)	(209,248)
Workday, Inc.	(1,859)	(155,617)
		(1,860,831)

Technology Hardware, Storage & Peripherals
Apple, Inc.	(9,503)	(1,124,205)

Trading Companies & Distributors
WW Grainger, Inc.	(1,818)	(364,582)
TOTAL COMMON STOCKS (Proceeds $21,518,993)		(21,315,648)

REAL ESTATE INVESTMENT TRUSTS
Equinix, Inc.	(1,105)	(327,632)
HCP, Inc.	(1,050)	(37,307)
Ventas, Inc.	(2,534)	(135,164)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $498,155)		(500,103)

EXCHANGE-TRADED FUNDS
Energy Select Sector SPDR Fund	(24,410)	(1,660,368)
iShares MSCI Japan ETF	(70,379)	(871,996)
SPDR S&P 500 ETF Trust	(10,385)	(2,167,245)
SPDR S&P MidCap 400 ETF Trust	(7,900)	(2,103,138)
Vanguard FTSE Europe ETF	(16,102)	(828,126)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $7,333,703)		(7,630,873)

Total Securities Sold Short (Proceeds $29,350,851)		$(29,446,624)

ADR	American Depositary Receipt
(a)	Foreign-issued security.

Aurora Horizons Fund
Consolidated Schedule of Options Written
November 30, 2015 (Unaudited)
	Contracts	Value
CALL OPTIONS
Delta Air Lines, Inc.
Expiration: December 2015, Exercise Price $60.00	(12)	$(24)

PUT OPTIONS
Consumer Discretionary Select Sector SPDR Fund
Expiration: December 2015, Exercise Price $65.00 (a)	(45)	(113)
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: December 2015, Exercise Price $80.00 (a)	(135)	(1,890)
iShares MSCI EAFE ETF
Expiration: December 2015, Exercise Price $50.00 (a)	(120)	(180)
iShares U.S. Real Estate ETF JDR
Expiration: December 2015, Exercise Price $59.00 (a)	(100)	(100)
SPDR S&P 500 ETF Trust
Expiration: December 2015, Exercise Price $185.00 (a)	(150)	(1,650)
		(3,933)
Total Options Written (Premiums Received $27,185)		$(3,957)

(a)	Contracts held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Open Forward Currency Contracts
November 30, 2015 (Unaudited)

Purchase Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	November 30, 2015	Delivered	Origination Date	(Depreciation)
Morgan Stanley & Co., Inc. (a)	3,364,000	12/18/2015	AUD	2,430,346	USD	2,414,172	16,174
Morgan Stanley & Co., Inc. (a)	3,472,000	12/18/2015	CAD	2,599,813	USD	2,627,309	(27,496)
U.S. Bank	110,000	12/16/2015	CHF	107,046	USD	111,647	(4,601)
Morgan Stanley & Co., Inc. (a)	2,316,000	12/18/2015	CHF	2,254,299	USD	2,404,586	(150,287)
Morgan Stanley & Co., Inc. (a)	4,321,000	12/18/2015	EUR	4,567,964	USD	4,865,578	(297,614)
Morgan Stanley & Co., Inc. (a)	2,830,000	12/18/2015	GBP	4,262,541	USD	4,358,852	(96,311)
U.S. Bank	5,000,000	12/16/2015	JPY	40,639	USD	40,810	(171)
Morgan Stanley & Co., Inc. (a)	392,861,000	12/18/2015	JPY	3,193,458	USD	3,220,722	(27,264)
Morgan Stanley & Co., Inc. (a)	7,493,000	12/18/2015	MXN	451,389	USD	451,485	(96)
Morgan Stanley & Co., Inc. (a)	1,377,000	12/18/2015	NZD	905,198	USD	913,867	(8,669)
TOTAL PURCHASE CONTRACTS							$(596,335)

Sale Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	November 30, 2015	Delivered	Origination Date	(Depreciation)
Morgan Stanley & Co., Inc. (a)	3,696,000	12/18/2015	USD	(2,670,202)	AUD	(2,604,660)	(65,542)
Morgan Stanley & Co., Inc. (a)	3,161,000	12/18/2015	USD	(2,366,938)	CAD	(2,392,188)	25,250
U.S. Bank	948,553	12/16/2015	USD	(923,083)	CHF	(977,636)	54,553
Morgan Stanley & Co., Inc. (a)	2,406,000	12/18/2015	USD	(2,341,901)	CHF	(2,474,324)	132,423
U.S. Bank	1,500,000	12/16/2015	USD	(1,585,593)	EUR	(1,692,325)	106,732
Morgan Stanley & Co., Inc. (a)	2,996,000	12/18/2015	USD	(3,167,235)	EUR	(3,329,218)	161,983
U.S. Bank	30,000	12/16/2015	USD	(45,185)	GBP	(46,223)	1,038
Morgan Stanley & Co., Inc. (a)	3,568,000	12/18/2015	USD	(5,374,115)	GBP	(5,446,785)	72,670
U.S. Bank	38,300,000	12/16/2015	USD	(311,296)	JPY	(317,992)	6,696
Morgan Stanley & Co., Inc. (a)	477,712,000	12/18/2015	USD	(3,883,188)	JPY	(3,974,667)	91,479
Morgan Stanley & Co., Inc. (a)	23,019,000	12/18/2015	USD	(1,386,699)	MXN	(1,365,773)	(20,926)
Morgan Stanley & Co., Inc. (a)	2,227,000	12/18/2015	USD	(1,463,962)	NZD	(1,412,261)	(51,701)
TOTAL SALES CONTRACTS							$514,655
TOTAL NET FORWARD CONTRACTS							$(81,680)

Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Peso
NZD = New Zealand Dollar
USD = U.S. Dollar

Aurora Horizons Fund
Consolidated Schedule of Open Futures Contracts
November 30, 2015 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
10-Year US Treasury Note Futures (a)	17	2,149,437	Mar-16	2,094
5-Year US Treasury Note (a)	4	474,719	Mar-16	338
90 Day Euro Future (a)	128	126,393,600	Mar-17	(18,363)
CAC 40 10 Euro Future (a)	11	575,987	Dec-15	5,918
Cocoa Future (a)	12	412,247	Mar-16	12,574
E-Mini DJIA Future (a)	14	1,239,980	Dec-15	(2,461)
E-mini S&P 500 Futures (a)	15	1,559,850	Dec-15	7,410
Euro STOXX 50 Future (a)	10	370,319	Dec-15	6,700
Euro-BOBL Future (a)	14	1,923,358	Dec-15	1,775
Euro-Bund Future (a)	15	2,508,928	Dec-15	11,315
German Stock Index Future (a)	2	601,096	Dec-15	9,784
Long Gilt Future (a)	8	1,418,498	Mar-16	1,318
NASDAQ 100 E-Mini Future (a)	17	1,587,375	Dec-15	36,863
Nikkei 225 Future Contract (a)	5	802,193	Dec-15	(4,526)
Russell 2000 Mini Index Future (a)	2	239,180	Dec-15	(514)
SGX Japanese Government Bond Future (a)	11	1,326,791	Dec-15	683
Soybean Meal Futures (a)	1	28,750	Mar-16	(183)
Sugar Future No. 11 (a)	12	200,659	Mar-16	7,730
Three Month Euro Euribor Interest Rate Future (a)	17	4,501,323	Mar-17	5,503
Three Month Sterling Interest Rate Future (a)	76	14,170,520	Mar-17	21,533
Tokyo Price Index Future (a)	8	1,028,107	Dec-15	(1,764)
U.S. Treasury Long Bond Futures (a)	1	154,000	Mar-16	186
Total Futures Contracts Purchased		$163,666,917		$103,913

10 Year Commonwealth Treasury Bond Future Contract (a)	(2)	(183,465)	Dec-15	(643)
Brent Crude Future (a)	(5)	(223,050)	Jan-16	8,663
Canadian 10 Year Bond Future (a)	(15)	(1,559,250)	Mar-16	(6,505)
Coffee 'C' Future (a)	(4)	(179,475)	Mar-16	2,952
Corn Future (a)	(23)	(428,087)	Mar-16	13,290
Electrolytic Copper Future (a)	(6)	(687,787)	Mar-16	22,395
E-mini S&P 500 Futures	(21)	(2,183,790)	Dec-15	(150,250)
FTSE 100 Index Future (a)	(16)	(1,530,792)	Dec-15	(7,366)
Gasoline RBOB Future (a)	(6)	(329,339)	Jan-16	10,550
Gold 100oz Future (a)	(17)	(1,811,010)	Feb-16	5,113
Hang Seng Index Future (a)	(4)	(565,142)	Dec-15	10,140
Low Sulphur Gas Oil Future (a)	(4)	(170,400)	Jan-16	12,819
Natural Gas Future (a)	(21)	(469,350)	Jan-16	58,106
NY Harbor ULSD Future (a)	(5)	(284,382)	Jan-16	29,192
Primary Aluminum Future (a)	(17)	(614,975)	Mar-16	14,564
Silver Future - No. 2 (a)	(10)	(704,300)	Mar-16	84
Soybean Future (a)	(14)	(618,275)	Mar-16	3,688
Soybean Oil Futures (a)	(8)	(142,416)	Mar-16	(4,977)
U.S. Dollar Index Future (a)	(3)	(300,630)	Dec-15	(936)
Ultra Long Term U.S. Treasury Bond Future	(3)	(475,312)	Mar-16	(1,085)
Wheat Future (a)	(8)	(189,100)	Mar-16	11,242
Wheat Future (a)	(16)	(380,400)	Mar-16	34,746
WTI Crude Future (a)	(1)	(41,650)	Jan-16	728
Zinc Future (a)	(10)	(391,125)	Mar-16	(891)
Total Futures Contracts Sold		$(14,463,502)		$65,619
Total Net Future Contracts		$149,203,415		$169,532

(a) Contract held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Total Return Swaps
November 30, 2015 (Unaudited)

The below are USD based swaps:
					U.S. $
	Pay/Receive				Unrealized
	Total Return on	Financing	U.S. Notional	Number of	Appreciation/
Reference Entity (a)	Reference Entity	Rate	Amount	Shares/Units	(Depreciation)
8x8, Inc.	Receive	0.230%	$(146,320)	(12,400)	$(28,644)
ACE Ltd. (b)	Receive	0.153%	(504,191)	(4,390)	(1,122)
American Public Education, Inc.	Receive	0.230%	(139,620)	(6,000)	(449)
Amplify Snack Brands, Inc.	Receive	2.000%	(138,050)	(11,000)	(4,160)
ANI Pharmaceuticals, Inc.	Receive	0.904%	(109,550)	(2,500)	2,801
Avago Technologies Ltd. (b)	Receive	0.153%	(275,250)	(2,110)	(29,579)
BioCryst Pharmaceuticals, Inc.	Receive	0.420%	(99,734)	(9,400)	37,224
Boingo Wireless, Inc.	Receive	0.230%	(99,300)	(15,000)	24,438
CaesarStone Sdot-Yam Ltd.	Receive	0.230%	(122,640)	(3,000)	(13,139)
CalAmp Corp.	Receive	0.230%	(95,634)	(5,175)	1,269
Career Education Corp.	Receive	0.230%	(126,600)	(30,000)	(15,300)
Charter Communications, Inc. (b)	Receive	1.977%	(260,243)	(1,389)	(7,448)
The Chefs' Warehouse, Inc.	Receive	0.230%	(103,774)	(5,300)	3,896
The Chubb Corp. (b)	Pay	0.547%	951,955	7,293	2,134
Coca-Cola Enterprises, Inc. (b)	Pay	0.547%	241,289	4,797	(3,851)
Constant Contact, Inc.	Receive	0.230%	(70,403)	(2,250)	(15,156)
CyberArk Software, Ltd.	Receive	3.060%	(86,580)	(2,000)	12,367
DAVIDsTEA, Inc.	Receive	3.010%	(67,032)	(5,700)	27,794
Dorman Products, Inc.	Receive	0.764%	(119,300)	(2,500)	2,236
eBay, Inc. (b)	Receive	0.103%	(207,130)	(7,000)	(36,405)
Ebix, Inc.	Receive	4.163%	(131,285)	(3,500)	(12,285)
Encore Wire Corp.	Receive	0.230%	(131,010)	(3,000)	(8,317)
Exact Sciences Corp.	Receive	3.015%	(28,179)	(3,100)	63,116
Francesca's Holdings Corp.	Receive	0.230%	(156,765)	(10,500)	(11,068)
Gentherm, Inc.	Receive	0.230%	(157,604)	(3,100)	(9,415)
Gogo, Inc.	Receive	2.020%	(143,600)	(8,000)	(28,230)
iBoxx Liquid High Yield Index	Receive	-	(133,448)	(594)	2,875
INSYS Therapeutics, Inc.	Receive	2.059%	(143,370)	(4,500)	13,528
Interactive Intelligence Group, Inc.	Receive	0.230%	(103,380)	(3,000)	31,590
iRobot Corp.	Receive	0.760%	(132,360)	(4,000)	(560)
Itron, Inc.	Receive	0.230%	(143,800)	(4,000)	(3,043)
K12, Inc.	Receive	0.230%	(70,980)	(7,000)	29,120
MDC Partners, Inc.	Receive	0.230%	(129,300)	(6,000)	(15,970)
MiMedx Group, Inc.	Receive	1.632%	(134,400)	(15,000)	36,830
Natural Health Trends Corp.	Receive	6.576%	(77,424)	(1,600)	(3,307)
Neogenomics, Inc.	Receive	0.230%	(143,460)	(18,000)	(34,041)
Novadaq Technologies, Inc.	Receive	1.955%	(133,980)	(11,000)	8,107
Pacific Biosciences of California, Inc.	Receive	1.489%	(122,760)	(12,000)	(55,848)
Papa Murphy's Holdings, Inc.	Receive	3.642%	(122,000)	(10,000)	63,955
PayPal Holdings, Inc. (b)	Receive	0.103%	(83,848)	(2,378)	4,899
Potbelly Corp.	Receive	1.616%	(124,700)	(10,000)	2,400
Senomyx, Inc.	Receive	1.467%	(115,750)	(25,000)	22,860
Sportsman's Warehouse Holdings, Inc.	Receive	1.532%	(125,950)	(11,000)	6,994
Tile Shop Holdings, Inc.	Receive	1.513%	(152,460)	(9,000)	(18,360)
Trex Company, Inc.	Receive	0.230%	(161,509)	(3,730)	26,370
Total Net Total Return Swaps - USD Based					$71,106

The below are GBP based swaps:
					U.S. $
	Pay/Receive		Pound £		Unrealized
	Total Return on	Financing	Notional	Number of	Appreciation/
Reference Entity (a)(b)	Reference Entity	Rate	Amount	Shares/Units	(Depreciation)
BG Group PLC	Pay	0.911%	237,049	22,981	$(17,900)
Lloyds Banking Group PLC	Pay	0.911%	85,222	116,807	(23,017)
SABMiller PLC	Pay	0.911%	477,773	11,851	32,268
Royal Dutch Shell PLC	Receive	0.161%	(169,099)	(10,236)	24,388
Total Net Total Return Swaps - GBP Based					$15,739

The below are EUR based swaps:
					U.S. $
	Pay/Receive		Euro €		Unrealized
	Total Return on	Financing	Notional	Number of	Appreciation/
Reference Entity (a)(b)	Reference Entity	Rate	Amount	Shares/Units	(Depreciation)
STOXX Europe 600	Receive	0.599%	(357,679)	(928)	$1,467
Total Net Total Return Swaps - EUR Based					$1,467

(a) Morgan Stanley is the counterparty for these open total return swaps.
(b) Reset monthly based on the terms of the contract.

EUR = Euro
GBP = British Pound
USD= U.S. Dollar

Aurora Horizons Fund
Consolidated Schedule of Credit Default Swaps
November 30, 2015 (Unaudited)
					U.S. $
			U.S. $	U.S. $	Unrealized
	Expiration	Interest Rate	Notional	Premium	Appreciation
Reference Entity (a)	Date	Received (Paid)	Amount	Paid/(Received)	(Depreciation)
Sell Protection
iHeartCommunications, Inc.	12/20/2015	5.000%	$(907,000)	$(172)	$3,156
6.875%, 06/15/2018
K Hovnanian Enterprises, Inc.	6/20/2020	5.000%	(210,000)	(8,632)	(73,314)
8.625%, 01/15/2017
Supervalu, Inc.	6/20/2020	5.000%	(131,000)	11,105	(9,069)
6.750%, 06/01/2021
Total Sell Protection			$(1,248,000)	$2,301	$(79,227)

(a) Morgan Stanley is the counterparty for these open credit default swaps.
USD = U.S. Dollar

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$120,329,505
Gross unrealized appreciation on futures	369,996
Gross unrealized appreciation on forwards	668,998
Gross unrealized appreciation on swaps	488,082
Gross unrealized appreciation on investments	6,583,325
Gross unrealized appreciation on short positions	866,951
Gross unrealized appreciation on options	119,706
Gross unrealized depreciation on futures	(200,464)
Gross unrealized depreciation on forwards	(750,678)
Gross unrealized depreciation on swaps	(478,997)
Gross unrealized depreciation on investments	(4,402,652)
Gross unrealized depreciation on short positions	(962,724)
Gross unrealized depreciation on options	(192,026)
Net unrealized appreciation	$2,109,517

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Aurora Horizons Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 27, 2013.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, are valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close on such exchange or board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.
The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the

Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised. When the
Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic or international exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.

Over-the-counter financial derivative instruments, such as foreign currency contracts or swaps agreements, derive their value from underlying price indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a Pricing Service. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, fair value measured by the difference between the forward exchange rates at the dates of the entry into the contracts and the forward rates at the reporting date.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.
The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

This schedule of investments include the accounts of Aurora Horizons Fund CFC LTD (the “Subsidiary”), a wholly-owned and controlled subsidiary of Aurora Horizons Fund.
Aurora Horizons Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments and other investments consistent with Aurora Horizons Fund’s investment objectives and policies. As of November 30, 2015, the Subsidiary’s net assets were
$15,932,502, which represented approximately 12.67% of Aurora Horizons Fund’s net assets. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in Aurora Horizons Fund’s investment company taxable income.

(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at November 30, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2015, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (1)	$62,145,680	$-	$-	$62,145,680
Exchange-Traded Funds	8,827,362	-	-	8,827,362
Corporate Bonds (1)	-	2,008,572	-	2,008,572
Municipal Bonds (1)	-	528,917	-	528,917
Bank Loans (1)	-	234,033	-	234,033
Purchased Options	422,937	100,917		523,854
Short-Term Investments	48,146,212	-	-	48,146,212
Total Assets	$119,542,191	$2,872,439	$-	$122,414,630

Liabilities
Securities Sold Short
Common Stock (1)	$21,315,648	$-	$-	$21,315,648
Real Estate Investment Trusts	500,103	-	-	500,103
Exchange-Traded Funds	7,630,873	-	-	7,630,873
Options Written	3,640	317	-	3,957
Total Liabilities	$29,450,264	$317	$-	$29,450,581

Other Financial Instruments (2)
Forwards	$-	$(81,680)	$-	$(81,680)
Futures	169,532	-	-	169,532
Swaps	-	9,085	-	9,085
Total Other Financial Insruments	$169,532	$(72,595)	$-	$96,937

(1) See the Consolidated Schedule of Investments for industry/geographic classifications.
(2) Reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2015 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

It is the Fund’s policy to record transfers between levels at the end of the reporting period. During the period ended November 30, 2015 there were no transfers between levels for the Fund.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Consolidated Statement of Assets & Liabilities Location	Value	Consolidated Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$523,854	Written options, at value	$3,957
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation on forward currency exchange contracts	668,998	Depreciation on forward currency exchange contracts	750,678
Equity - Futures	Net assets- Unrealized appreciation*	76,815	Net assets- Unrealized depreciation*	167,817
Equity - Swaps	Appreciation on open swap contracts	484,926	Depreciation on open swap contracts	396,614
Credit Contracts - Swaps	Appreciation on open swap contracts	3,156	Depreciation on open swap contracts	82,383
Commodity Contracts - Futures	Net assets- Unrealized appreciation*	248,436	Net assets- Unrealized depreciation*	6,051
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	44,745	Net assets- Unrealized depreciation*	26,596

Total		$2,050,930		$1,434,096

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2015 through November 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	$-	$-	$-	$-	$798,400	$798,400
Equity Contracts	(2,114,791)	1,163,576	245,315	123,043	-	(582,857)
Credit Contracts	-	-	-	48,263	-	48,263
Commodity Contracts	-	-	393,346	-	-	393,346
Interest Rate Contracts	-	-	(38,937)	-	-	(38,937)
Total	$(2,114,791)	$1,163,576	$599,724	$171,306	$798,400	$618,215

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Foreign Exchange Contracts	-	-	-	-	(625,978)	(625,978)
Equity Contracts	984,769	(663,431)	(226,080)	$274,145	-	369,403
Credit Contracts	-	-	-	(87,003)	-	(87,003)
Commodity Contracts	-	-	235,147	-	-	235,147
Interest Rate Contracts	-	-	(84,858)	-	-	(84,858)
Total	$984,769	$(663,431)	$(75,791)	$187,142	$(625,978)	$(193,289)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel,  President

Date                 January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, President

Date                 January 26, 2016

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date                 January 26, 2016

* Print the name and title of each signing officer under his or her signature.